Litigation	6 Months Ended
Jun. 30, 2023
Litigation
25 Litigation
The Bank is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Bank accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. During 6M23, the Bank also accrued litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it had not accrued a loss contingency provision. The Bank accrued these fee and expense litigation provisions and took a charge to income in connection therewith when such fees and expenses were probable and reasonably estimable. There are also situations where the Bank may enter into a settlement agreement. This may occur in order to avoid the expense, management distraction or reputational implications of continuing to contest liability, even for those matters for which the Bank believes it should be exonerated. The Bank reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described below include (a) proceedings where the Bank has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Bank has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters below includes a statement that the Bank has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Bank has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Bank has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Bank is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Bank’s management of the matter. The future outflow of funds in respect of any matter for which the Bank has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Bank’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Bank’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Bank’s defenses, its experience in similar matters, its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings, as well as changes in the Bank’s strategy for resolving the matter as a result of ongoing assessment. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Bank seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Bank’s reasonably possible losses. For certain of the proceedings discussed below, the Bank has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The Bank’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Bank does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. Taking into account the factors discussed in the paragraphs above, the Bank has estimated the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed below for which the Bank believes an estimate is possible is zero to CHF 2.7 billion.
In 6M23, the Bank recorded net litigation provisions of CHF 1,480 million. After taking into account its litigation provisions, the Bank believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Bank’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Bank of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Mortgage-related matters
Government and regulatory related matters
DOJ RMBS settlement
On January 18, 2017, Credit Suisse Securities (USA) LLC (CSS LLC) and its current and former US subsidiaries and US affiliates reached a settlement with the US Department of Justice (DOJ) related to its legacy Residential Mortgage-Backed Securities (RMBS) business, a business conducted through 2007. The settlement resolved potential civil claims by the DOJ related to certain of those Credit Suisse entities’ packaging, marketing, structuring, arrangement, underwriting, issuance and sale of RMBS. Pursuant to the terms of the settlement a civil monetary penalty was paid to the DOJ in January 2017. The settlement also required the Credit Suisse entities to provide certain levels of consumer relief measures, including affordable housing payments and loan forgiveness, and the DOJ and Credit Suisse agreed to the appointment of an independent monitor to oversee the completion of the consumer relief requirements of the settlement. Credit Suisse continues to evaluate its approach toward satisfying its remaining consumer relief obligations, and Credit Suisse currently anticipates that it will take much longer than the five-year period provided in the settlement to satisfy in full its obligations in respect of these consumer relief measures, subject to risk appetite and market conditions. Credit Suisse expects to incur costs in relation to satisfying those obligations. The amount of consumer relief Credit Suisse must provide also increases after 2021 pursuant to the original settlement by 5% per annum of the outstanding amount due until these obligations are settled. The monitor publishes reports periodically on these consumer relief matters.
Civil litigation
Repurchase litigations
CSS LLC and/or certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases currently include repurchase actions by RMBS trusts and/or trustees, in which plaintiffs generally allege breached representations and warranties in respect of mortgage loans and failure to repurchase such mortgage loans as required under the applicable agreements. The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.
DLJ Mortgage Capital, Inc. (DLJ) is a defendant in New York state court in: (i) one action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7, in which plaintiff alleges damages of not less than USD 374 million in an amended complaint filed on August 19, 2019; on January 13, 2020, DLJ filed a motion to dismiss; (ii) one action brought by Home Equity Asset Trust, Series 2006-8, in which plaintiff alleges damages of not less than USD 436 million; (iii) one action brought by Home Equity Asset Trust 2007-1, in which plaintiff alleges damages of not less than USD 420 million; on December 27, 2018, the court denied DLJ’s motion for partial summary judgment in this action, which was affirmed on appeal; on March 17, 2022, the New York State Court of Appeals reversed the decision and ordered that DLJ’s motion for partial summary judgment be granted; a non-jury trial in the action was held between January 23 and February 3, 2023, and a decision is pending; (iv) one action brought by Home Equity Asset Trust 2007-2, in which plaintiff alleges damages of not less than USD 495 million; and (v) one action brought by CSMC Asset-Backed Trust 2007-NC1, in which no damages amount is alleged. These actions are at various procedural stages.
DLJ is also a defendant in one action brought by Home Equity Asset Trust Series 2007-3, in which plaintiff alleges damages of not less than USD 206 million. On March 5, 2022, DLJ and the plaintiffs executed an agreement to settle this action. The settlement remains subject to approval through a trust instruction proceeding brought in Minnesota state court by the trustee of the plaintiff trust.
DLJ and its affiliate, Select Portfolio Servicing, Inc. (SPS), were defendants in two consolidated actions in New York state court: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3 and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD 730 million; and one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD 500 million. On April 19, 2021, DLJ, SPS and the plaintiffs executed an agreement to settle both actions for the aggregate amount of USD 500 million, for which Credit Suisse was fully reserved. On May 2, 2023, the Minnesota state court approved the settlement through a trust instruction proceeding brought by the trustee of the plaintiff trusts. The New York state court dismissed the underlying actions with prejudice on July 10, 2023.
Loreley
On November 15, 2018, Loreley Financing (Jersey) No. 30 Limited (L30) filed a claim in the English High Court against Credit Suisse AG and certain affiliates seeking USD 100 million in damages, plus interest and costs, on the basis of a number of causes of action, including fraudulent misrepresentation. The claim concerns losses allegedly suffered by L30 relating to its purchase of certain notes in July 2007 issued in Ireland by Magnolia Finance II plc and linked to the credit of a reference portfolio of RMBS. Following service of the claim in the first quarter of 2020, Credit Suisse filed its defense in June 2020. L30 served further amended versions of its claim in January and October 2022. Credit Suisse filed its amended defense in November 2022. Trial concluded in June 2023 and a decision is pending.
Bank loan litigation
CSS LLC and certain of its affiliates are the subject of two litigations brought by entities related to Highland Capital Management LP (Highland) relating to certain real estate developments. Credit Suisse defendants in these matters arranged, and acted as the agent bank for, syndicated loans provided to borrowers affiliated with such real estate developments, and who have since gone through bankruptcy or foreclosure. In the case in Texas state court, a jury trial was held in December 2014 and a verdict was issued for the plaintiff on its claim for fraudulent inducement by affirmative misrepresentation. The Texas judge held a bench trial on Highland’s remaining claims and entered judgment in the amount of USD 287 million (including prejudgment interest) for the plaintiff on September 4, 2015. Ultimately, the Texas Supreme Court issued a ruling reversing a portion of the trial court’s September 4, 2015 judgment related to the bench trial claims, including damages of approximately USD 212 million, exclusive of interest, but left standing the separate December 2014 jury verdict and remanded the case back to the trial court for further proceedings. On June 25, 2021, the trial court entered a new judgment, which awarded plaintiff approximately USD 121 million. On February 14, 2023, the appeals court issued a ruling, reversing in favor of CSS LLC a portion of the trial court’s June 25, 2021 judgment and remanding the case to the trial court for further proceedings. On July 26, 2023, Highland filed a petition seeking leave to appeal the decision to the Texas Supreme Court. In the case in New York state court, the court granted in part and denied in part CSS LLC and certain of its affiliates’ summary judgment motion. Both parties appealed that decision, but the appellate court affirmed the decision in full. The case is currently in discovery.
Tax and securities law matters
On May 19, 2014, Credit Suisse AG entered into settlement agreements with several US regulators regarding its US cross-border matters. As part of the agreements, Credit Suisse AG, among other things, engaged an independent corporate monitor that reports to the New York State Department of Financial Services. As of July 31, 2018, the monitor concluded both his review and his assignment. Credit Suisse AG continues to report to and cooperate with US authorities in accordance with Credit Suisse AG’s obligations under the agreements, including by conducting a review of cross-border services provided by Credit Suisse’s Switzerland-based Israel Desk. Most recently, Credit Suisse AG has provided information to US authorities regarding potentially undeclared US assets held by clients at Credit Suisse AG since the May 2014 plea. Credit Suisse AG continues to cooperate with the authorities. In March 2023, the US Senate Finance Committee issued a report criticizing Credit Suisse AG’s history regarding US tax compliance. The report called on the DOJ to investigate Credit Suisse AG’s compliance with the 2014 plea.
In February 2021, a qui tam complaint was filed in the Eastern District of Virginia, alleging that Credit Suisse AG had violated the False Claims Act by failing to disclose all US accounts at the time of the 2014 plea, which allegedly allowed Credit Suisse AG to pay a criminal fine in 2014 that was purportedly lower than it should have been. The DOJ moved to dismiss the case, and the Court summarily dismissed the suit. The case is now on appeal with the US Federal Court of Appeals for the Fourth Circuit.
Rates-related matters
Regulatory matters
Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including Credit Suisse Group AG, which was a member of three LIBOR rate-setting panels (US Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR). Credit Suisse is cooperating fully with these investigations.
Regulatory authorities in a number of jurisdictions, including the Swiss Competition Commission (WEKO), the European
Commission (Commission), the South African Competition Commission and the Brazilian Competition Authority have been conducting investigations into the trading activities, information sharing and the setting of benchmark rates in the foreign exchange (including electronic trading) markets.
On March 31, 2014, WEKO announced its formal investigation of numerous Swiss and international financial institutions, including Credit Suisse Group AG, in relation to the setting of exchange rates in foreign exchange trading. Credit Suisse continues to cooperate with this ongoing investigation.
Credit Suisse Group AG, Credit Suisse AG and Credit Suisse Securities (Europe) Limited (CSSEL) received a Statement of Objections and a Supplemental Statement of Objections from the Commission on July 26, 2018 and March 19, 2021, respectively, alleging that Credit Suisse entities engaged in anticompetitive practices in connection with their foreign exchange trading business. On December 6, 2021, the Commission issued a formal decision imposing a fine of EUR 83.3 million. On February 15, 2022, Credit Suisse appealed this decision to the EU General Court.
The reference rates investigations have also included information requests from regulators concerning supranational, sub-sovereign and agency (SSA) bonds and commodities markets. Credit Suisse Group AG and CSSEL received a Statement of Objections from the Commission on December 20, 2018, alleging that Credit Suisse entities engaged in anticompetitive practices in connection with their SSA bonds trading business. On April 28, 2021, the Commission issued a formal decision imposing a fine of EUR 11.9 million. On July 8, 2021, Credit Suisse appealed this decision to the EU General Court.
Civil litigation
USD LIBOR litigation
Beginning in 2011, certain Credit Suisse entities were named in various putative class and individual lawsuits filed in the US, alleging banks on the US dollar LIBOR panel manipulated US dollar LIBOR to benefit their reputation and increase profits. All remaining matters have been consolidated for pre-trial purposes into a multi-district litigation in the US District Court for the Southern District of New York (SDNY).
In a series of rulings between 2013 and 2019 on motions to dismiss, the SDNY (i) narrowed the claims against the Credit Suisse entities and the other defendants (dismissing antitrust, Racketeer Influenced and Corrupt Organizations Act (RICO), Commodity Exchange Act, and state law claims), (ii) narrowed the set of plaintiffs who may bring claims, and (iii) narrowed the set of defendants in the LIBOR actions (including the dismissal of several Credit Suisse entities from various cases on personal jurisdiction and statute of limitation grounds). After a number of putative class and individual plaintiffs appealed the dismissal of their antitrust claims to the United States Court of Appeals for the Second Circuit (Second Circuit), on December 30, 2021, the Second Circuit affirmed in part and reversed in part the district court’s decision and remanded the case to the SDNY.
On September 21, 2021, in the putative class action brought in the multi-district litigation in the SDNY by holders of bonds tied to LIBOR, Credit Suisse entered into an agreement to settle all claims. On November 7, 2022 and March 28, 2023, respectively, the court entered orders granting preliminary and final approval to the agreement to settle all claims.
Separately, on May 4, 2017, the plaintiffs in three putative class actions moved for class certification. On February 28, 2018, the SDNY denied certification in two of the actions and granted certification over a single antitrust claim in an action brought by over-the-counter purchasers of LIBOR-linked derivatives.
USD ICE LIBOR litigation
On August 18, 2020, members of the ICE LIBOR panel, including Credit Suisse Group AG and certain of its affiliates, were named in a civil action in the US District Court for the Northern District of California, alleging that panel banks manipulated ICE LIBOR to profit from variable interest loans and credit cards. On December 23, 2021, the court denied plaintiffs’ motion for preliminary and permanent injunctions to enjoin panel banks from continuing to set LIBOR or automatically setting the benchmark to zero each day, and on September 13, 2022, the court granted defendants’ motions to dismiss. On October 4, 2022, plaintiffs filed an amended complaint. On November 4, 2022, defendants filed a motion to dismiss the amended complaint.
CHF LIBOR litigation
In February 2015, various banks that served on the Swiss franc LIBOR panel, including Credit Suisse Group AG, were named in a civil putative class action lawsuit filed in the SDNY, alleging manipulation of Swiss franc LIBOR to benefit defendants’ trading positions. After defendants’ motion to dismiss for lack of subject matter jurisdiction was granted and plaintiffs successfully appealed, on July 13, 2022, Credit Suisse entered into an agreement to settle all claims. On February 15, 2023 and September 27, 2023, respectively, the court entered orders granting preliminary and final approval to the agreement to settle all claims.
Foreign exchange litigation
Credit Suisse Group AG and affiliates as well as other financial institutions have been named in civil lawsuits relating to the alleged manipulation of foreign exchange rates.
The first matter is a consolidated class action, in which a jury trial was held in October 2022 on the issues of whether a conspiracy existed to manipulate bid-ask spreads in the FX market and whether Credit Suisse knowingly participated in any such conspiracy. On October 20, 2022, a verdict was issued in favor of Credit Suisse, finding that Credit Suisse did not knowingly participate in any such conspiracy, and on March 28, 2023, the court entered final judgment against plaintiffs and in favor of Credit Suisse on all remaining claims. Plaintiffs did not file an appeal by the April 27, 2023 deadline.
Credit Suisse AG, together with other financial institutions, was also named in a consolidated putative class action in Israel, which made allegations similar to the consolidated class action. On April 4, 2022, Credit Suisse entered into an agreement to settle all claims. The settlement remains subject to court approval.
Treasury markets litigation
CSS LLC, along with over 20 other primary dealers of US treasury securities, was named in a number of putative civil class action complaints in the US relating to the US treasury markets. These complaints generally alleged that the defendants colluded to manipulate US treasury auctions, as well as the pricing of US treasury securities in the when-issued market, with impacts upon related futures and options, and that certain of the defendants participated in a group boycott to prevent the emergence of anonymous all-to-all trading in the secondary market for treasury securities. On March 31, 2022, the SDNY granted defendants’ motion to dismiss and dismissed with prejudice all claims against the defendants. On April 28, 2022, plaintiffs filed a notice of appeal.
SSA bonds litigation
Credit Suisse Group AG and certain of its affiliates, together with other financial institutions, were named in two Canadian putative class actions, which allege that defendants conspired to fix the prices of SSA bonds sold to and purchased from investors in the secondary market. One putative class action was dismissed against Credit Suisse on February 19, 2020. On October 18, 2022, in the second action, Credit Suisse entered into an agreement to settle all claims. The settlement remains subject to court approval.
Credit default swap auction litigation
On June 30, 2021, Credit Suisse Group AG and affiliates, along with other banks and entities, were named in a putative class action complaint filed in the US District Court for the District of New Mexico alleging manipulation of credit default swap (CDS) final auction prices. On April 5, 2022, defendants filed a motion to dismiss. On June 5, 2023, the court granted in part and denied in part defendants’ motion to dismiss.
OTC trading cases
Interest rate swaps litigation
Credit Suisse Group AG and affiliates, along with other financial institutions, have been named in a consolidated putative civil class action complaint and complaints filed by individual plaintiffs relating to interest rate swaps, alleging that dealer defendants conspired with trading platforms to prevent the development of interest rate swap exchanges. The individual lawsuits were brought by TeraExchange LLC, a swap execution facility, and affiliates; Javelin Capital Markets LLC, a swap execution facility, and an affiliate; and trueEX LLC, a swap execution facility, which claim to have suffered lost profits as a result of defendants’ alleged conspiracy. All interest rate swap actions have been consolidated in a multi-district litigation in the SDNY.
Defendants moved to dismiss the putative class and individual actions, and the SDNY granted in part and denied in part these motions.
On February 20, 2019, class plaintiffs in the consolidated multi-district litigation filed a motion for class certification. On March 20, 2019, class plaintiffs filed a fourth amended consolidated class action complaint. On January 21, 2022, Credit Suisse entered into an agreement to settle all class action claims. The settlement remains subject to court approval. The individual lawsuits are stayed pending a decision on plaintiffs’ motion for class certification.
Credit default swaps litigation
On June 8, 2017, Credit Suisse Group AG and affiliates, along with other financial institutions, were named in a civil action filed in the SDNY by Tera Group, Inc. and related entities (Tera), alleging violations of antitrust law in connection with the allegation that CDS dealers conspired to block Tera’s electronic CDS trading platform from successfully entering the market. On July 30, 2019, the SDNY granted in part and denied in part defendants’ motion to dismiss. On January 30, 2020, plaintiffs filed an amended complaint. On April 3, 2020, defendants filed a motion to dismiss.
Stock loan litigation
Credit Suisse Group AG and certain of its affiliates, as well as other financial institutions, were originally named in a number of civil lawsuits in the SDNY, certain of which are brought by class action plaintiffs alleging that the defendants conspired to keep stock-loan trading in an over-the-counter market and collectively boycotted certain trading platforms that sought to enter the market, and certain of which are brought by trading platforms that sought to enter the market alleging that the defendants collectively boycotted the platforms. On January 20, 2022, Credit Suisse entered into an agreement to settle all class action claims. On February 25, 2022, the court entered an order granting preliminary approval to the agreement to settle all class action claims. The settlement remains subject to final court approval.
On October 1, 2021, in a consolidated civil litigation brought in the SDNY by entities that developed a trading platform for stock loans that sought to enter the market, alleging that the defendants collectively boycotted the platform, the court granted defendants’ motion to dismiss. On October 25, 2021, plaintiffs filed a notice of appeal. On March 24, 2023, the Second Circuit affirmed the decision granting defendants’ motion to dismiss.
Odd-lot corporate bond litigation
On April 21, 2020, CSS LLC and other financial institutions were named in a putative class action complaint filed in the SDNY, alleging a conspiracy among the financial institutions to boycott electronic trading platforms and fix prices in the secondary market for odd-lot corporate bonds. On October 25, 2021, the SDNY granted defendants’ motion to dismiss. On November 23, 2021, plaintiffs filed a notice of appeal to the Second Circuit.
ATA litigation
Since November 2014, a series of lawsuits have been filed against a number of banks, including Credit Suisse AG and, in two instances, Credit Suisse AG, New York Branch, in the US District Court for the Eastern District of New York (EDNY) and the SDNY alleging claims under the United States Anti-Terrorism Act (ATA) and the Justice Against Sponsors of Terrorism Act. The plaintiffs in each of these lawsuits are, or are relatives of, victims of various terrorist attacks in Iraq and allege a conspiracy and/or aiding and abetting based on allegations that various international financial institutions, including the defendants, agreed to alter, falsify or omit information from payment messages that involved Iranian parties for the express purpose of concealing the Iranian parties’ financial activities and transactions from detection by US authorities. The lawsuits allege that this conduct has made it possible for Iran to transfer funds to Hezbollah and other terrorist organizations actively engaged in harming US military personnel and civilians. On January 5, 2023, the United States Court of Appeals for the Second Circuit affirmed a September 16, 2019 ruling by the EDNY granting defendants’ motion to dismiss the first filed lawsuit. On May 8, 2023, plaintiffs filed a petition for a writ of certiorari in the United States Supreme Court. Of the other seven cases, four are stayed pending the outcome of the petition for a writ of certiorari, including one that was dismissed as to Credit Suisse and most of the bank defendants prior to entry of the stay, and in three the court has set a schedule for plaintiffs to file amended complaints, including two that were dismissed prior to the court setting a schedule for plaintiffs to replead.
Customer account matters
Several clients have claimed that a former relationship manager in Switzerland had exceeded his investment authority in the management of their portfolios, resulting in excessive concentrations of certain exposures and investment losses. Credit Suisse AG is investigating the claims, as well as transactions among the clients. Credit Suisse AG filed a criminal complaint against the former relationship manager with the Geneva Prosecutor’s Office upon which the prosecutor initiated a criminal investigation. Several clients of the former relationship manager also filed criminal complaints with the Geneva Prosecutor’s Office. On February 9, 2018, the former relationship manager was sentenced to five years in prison by the Geneva criminal court for fraud, forgery and criminal mismanagement and ordered to pay damages of approximately USD 130 million. Several parties appealed the judgment. On June 26, 2019, the Criminal Court of Appeals of Geneva ruled in the appeal of the judgment against the former relationship manager, upholding the main findings of the Geneva criminal court. Several parties appealed the decision to the Swiss Federal Supreme Court. On February 19, 2020, the Swiss Federal Supreme Court rendered its judgment on the appeals, substantially confirming the findings of the Criminal Court of Appeals of Geneva.
Civil lawsuits have been initiated against Credit Suisse AG and/or certain affiliates in various jurisdictions, based on the findings established in the criminal proceedings against the former relationship manager.
In Singapore, in the civil lawsuit brought against Credit Suisse Trust Limited, a Credit Suisse AG affiliate, on May 26, 2023, the Singapore International Commercial Court issued a first instance judgment finding for the plaintiffs and directing the parties’ experts to agree on the amount of the damages award according to the calculation method and parameters adopted by the court. As the parties’ experts were unable to agree on the amount of the damages, following court directions, the parties filed their proposed draft orders with supporting documents on August 25, 2023. On September 19, 2023, the court ruled that the damages under its May 26, 2023 judgment are USD 742.73 million, excluding post-judgment interest. This figure does not exclude potential overlap with the Bermuda proceedings against Credit Suisse Life (Bermuda) Ltd., which are currently being appealed. The court ordered the parties to ensure that there shall be no double recovery in relation to this award and any sum recovered in the Bermuda proceedings. Credit Suisse Trust Limited intends to appeal the judgment and has applied for a stay of execution pending that appeal.
In Bermuda, in the civil lawsuit brought against Credit Suisse Life (Bermuda) Ltd., a Credit Suisse AG affiliate, trial took place in the Supreme Court of Bermuda in November and December 2021. The Supreme Court of Bermuda issued a first instance judgment on March 29, 2022, finding for the plaintiff. On May 6, 2022, the Supreme Court of Bermuda issued an order awarding damages of USD 607.35 million to the plaintiff. On May 9, 2022, Credit Suisse Life (Bermuda) Ltd. appealed the decision to the Bermuda Court of Appeal. On July 25, 2022, the Supreme Court of Bermuda granted a stay of execution of its judgment pending appeal on the condition that damages awarded were paid into an escrow account within 42 days, which condition was satisfied. On June 23, 2023, the Bermuda Court of Appeal issued its judgment confirming the award issued by the Supreme Court of Bermuda and upholding the Supreme Court of Bermuda’s finding that Credit Suisse Life (Bermuda) Ltd. had breached its contractual and fiduciary duties, but overturning the Supreme Court of Bermuda’s finding that Credit Suisse Life (Bermuda) Ltd. had made fraudulent misrepresentations. On July 7, 2023, Credit Suisse Life (Bermuda) Ltd. filed its notice of motion for leave to appeal to the Judicial Committee of the Privy Council. On July 14, 2023, Credit Suisse Life (Bermuda) Ltd. applied for a stay of execution of the Bermuda Court of Appeal’s judgment pending the outcome of the appeal to the Judicial Committee of the Privy Council on the condition that the damages awarded remain within the escrow account and that interest be added to the escrow account calculated at the Bermuda statutory rate of 3.5%.
In Switzerland, civil lawsuits have commenced against Credit Suisse AG in the Court of First Instance of Geneva, with statements of claim served on March 6 and 31, 2023.
Mozambique matter
Credit Suisse has been subject to investigations by regulatory and enforcement authorities, as well as civil litigation, regarding certain Credit Suisse entities’ arrangement of loan financing to Mozambique state enterprises, Proindicus S.A. and Empresa Mocambiacana de Atum S.A. (EMATUM), a distribution to private investors of loan participation notes (LPN) related to the EMATUM financing in September 2013, and certain Credit Suisse entities’ subsequent role in arranging the exchange of those LPNs for Eurobonds issued by the Republic of Mozambique. In 2019, three former Credit Suisse employees pleaded guilty in the EDNY to accepting improper personal benefits in connection with financing transactions carried out with two Mozambique state enterprises.
On October 19, 2021, Credit Suisse reached settlements with the DOJ, the US Securities Exchange Commission (SEC), the UK Financial Conduct Authority (FCA) and FINMA to resolve inquiries by these agencies. Credit Suisse Group AG entered into a three-year Deferred Prosecution Agreement (DPA) with the DOJ in connection with the criminal information charging Credit Suisse Group AG with conspiracy to commit wire fraud and consented to the entry of a Cease and Desist Order by the SEC. Under the terms of the DPA, Credit Suisse Group AG will continue its compliance enhancement and remediation efforts, report to the DOJ on those efforts for three years and undertake additional measures as outlined in the DPA. Credit Suisse also agreed to pay a net penalty to the DOJ of approximately USD 175.5 million. If Credit Suisse Group AG adheres to the DPA’s conditions, the charges will be dismissed at the end of the DPA’s three-year term. In addition, CSSEL entered into a Plea Agreement and pleaded guilty to one count of conspiracy to violate the US federal wire fraud statute. CSSEL will be bound by the same compliance, remediation and reporting obligations as Credit Suisse Group AG under the DPA. Under the terms of the SEC Cease and Desist Order, Credit Suisse paid a civil penalty of USD 65 million and approximately USD 34 million in disgorgement and pre-judgment interest in connection with violations of antifraud provisions of the US Securities Exchange Act of 1934 (Exchange Act) and the US Securities Act of 1933 (Securities Act) (Exchange Act Section 10(b) and Rule 10b-5 thereunder and Securities Act Sections 17(a)(1), (2) and (3)) as well as internal accounting controls and books and records provisions of the Exchange Act (Sections 13(b)(2)(A) and 13(b)(2)(B)). The total monetary sanctions paid to the DOJ and SEC, taking into account various credits and offsets, was approximately USD 275 million. Under the terms of the resolution with the DOJ, Credit Suisse was required to pay restitution to any eligible investors in the 2016 Eurobonds issued by the Republic of Mozambique. At a July 22, 2022 hearing, the EDNY approved the joint restitution proposal of the DOJ and Credit Suisse, under which Credit Suisse paid USD 22.6 million in restitution to eligible investors. At the hearing Credit Suisse was also ordered to pay, and subsequently paid, the USD 175.6 million net penalty set out in the DPA and Plea Agreement described above.
In the resolution with the FCA, CSSEL, Credit Suisse International (CSI) and Credit Suisse AG, London Branch agreed that, in respect of these transactions with Mozambique, its UK operations had failed to conduct business with due skill, care and diligence and to take reasonable care to organize and control its affairs responsibly and effectively, with adequate risk management systems. Credit Suisse paid a penalty of approximately USD 200 million and has also agreed with the FCA to forgive USD 200 million of debt owed to Credit Suisse by Mozambique.
FINMA also entered a decree announcing the conclusion of its enforcement proceeding, finding that Credit Suisse AG and Credit Suisse (Schweiz) AG violated the duty to file a suspicious activity report in Switzerland, and Credit Suisse Group AG did not adequately manage and address the risks arising from specific sovereign lending and related securities transactions, and ordering the bank to remediate certain deficiencies. FINMA also arranged for certain existing transactions to be reviewed by the same independent third party on the basis of specific risk criteria, and required enhanced disclosure of certain sovereign transactions until all remedial measures have been satisfactorily implemented. Credit Suisse has completed implementation of the measures required under the FINMA decree. An independent third party appointed by FINMA is reviewing the implementation and effectiveness of these measures.
On February 27, 2019, certain Credit Suisse entities, the same three former employees, and several other unrelated entities were sued in the English High Court by the Republic of Mozambique. On January 21, 2020, the Credit Suisse entities filed their defense. On June 26, 2020, the Credit Suisse entities filed third-party claims against the project contractor and several Mozambique officials. The Republic of Mozambique filed an updated particulars of claim on October 27, 2020, and the Credit Suisse entities filed their amended defense and counterclaim on January 15, 2021. Following the announcement of the global regulatory resolution on October 19, 2021, Credit Suisse filed a re-amended defense on December 24, 2021. The Republic of Mozambique seeks a declaration that the sovereign guarantee issued in connection with the ProIndicus loan syndication arranged and funded, in part, by a Credit Suisse subsidiary is void and also seeks damages alleged to have arisen in connection with the transactions involving ProIndicus and EMATUM, and a transaction in which Credit Suisse had no involvement with Mozambique Asset Management S.A. Also on January 15, 2021, the project contractor filed a cross claim against the Credit Suisse entities (as well as the three former Credit Suisse employees and various Mozambican officials) seeking an indemnity and/or contribution in the event that the contractor is found liable to the Republic of Mozambique. On August 4, 2022, the Republic of Mozambique filed an updated particulars of claim addressing Credit Suisse’s October 2021 resolutions with various regulatory and enforcement authorities, and framing its claim for consequential damages. On September 23, 2022, the Credit Suisse entities filed its re-amended defense in response. On October 21, 2022, the Republic of Mozambique filed an amended reply and defense to counterclaim, to which the Credit Suisse entities filed a reply on October 28, 2022. On February 14, 2023, the Republic of Mozambique filed a re-amended reply and defense to counterclaim. On July 31, 2023, the project contractor filed amended particulars of its cross claim. On August 16, 2023, the Credit Suisse entities filed a defense to the project contractor’s amended cross claim, to which the project contractor filed a reply on September 1, 2023. The English High Court has scheduled trial to begin in October 2023.
On April 27, 2020, Banco Internacional de Moçambique (BIM), a member of the ProIndicus syndicate, brought a claim against certain Credit Suisse entities seeking, contingent on the Republic of Mozambique’s claim, a declaration that Credit Suisse is liable to compensate it for alleged losses suffered as a result of any invalidity of the sovereign guarantee. The Credit Suisse entities filed their defense to this claim on August 28, 2020, to which BIM replied on October 16, 2020. Credit Suisse filed an amended defense on December 15, 2021, and BIM filed its amended reply on January 5, 2022.
On December 17, 2020, two members of the ProIndicus syndicate, Beauregarde Holdings LLP and Orobica Holdings LLC (B&O), filed a claim against certain Credit Suisse entities in respect of their interests in the ProIndicus loan, seeking unspecified damages stemming from the alleged loss suffered due to their reliance on representations made by Credit Suisse to the syndicate lenders. Credit Suisse filed their defense to this claim on February 24, 2021. On February 4, 2022, B&O filed an amended claim, and Credit Suisse filed an amended defense on February 18, 2022 to which B&O filed an amended reply on March 9, 2022.
On June 3, 2021, United Bank for Africa PLC (UBA), a member of the ProIndicus syndicate, brought a claim against certain Credit Suisse entities seeking, contingent on the Republic of Mozambique’s claim, a declaration that Credit Suisse is liable to compensate it for alleged losses suffered as a result of any invalidity of the sovereign guarantee. The Credit Suisse entities filed their defense to this claim on July 1, 2021 and filed an amended defense on December 15, 2021, and UBA filed its amended reply on January 5, 2022.
These claims are being jointly case managed with the Republic of Mozambique’s main claim described above, in respect of which the English High Court has scheduled trial to begin in October 2023.
On March 16, 2023, Moza Banco S.A., a member of the ProIndicus syndicate, filed a claim against CSI, Credit Suisse AG and CSSEL in the English High Court, making allegations similar to those in litigations filed by other ProIndicus syndicate members. This claim has been stayed until the determination of the October 2023 trial in the English High Court in the litigation brought by the Republic of Mozambique.
On February 23, 2022, Privinvest Holding SAL (Privinvest), the parent company of certain entities involved in the Mozambique transactions, and its owner Iskandar Safa brought a defamation claim in a Lebanese court against CSSEL and Credit Suisse Group AG. The lawsuit alleges damage to the claimants’ professional reputation in Lebanon due to statements that were allegedly made by Credit Suisse in documents relating to the October 2021 settlements with global regulators. On August 18, 2022, the parties agreed to a stay of the proceedings until the date of the final judicial determination of the English High Court litigation, including any appeals, and on August 23, 2022, the parties filed an application for a stay with the Lebanese Court.
On November 2, 2022, Jean Boustani, a Privinvest employee who was the lead negotiator on behalf of Privinvest in relation to the Mozambique transactions, brought a defamation claim in a Lebanese court against Credit Suisse Group AG and CSSEL. The lawsuit makes substantially the same allegations as the claim described immediately above.
Cross-border private banking matters
Credit Suisse offices in various locations, including the UK, the Netherlands, France and Belgium, have been contacted by regulatory and law enforcement authorities that are seeking records and information concerning investigations into Credit Suisse’s historical private banking services on a cross-border basis and in part through its local branches and banks. Credit Suisse has conducted a review of these issues, the UK and French aspects of which have been closed, and is continuing to cooperate with the authorities.
ETN-related litigation
XIV litigation
Since March 14, 2018, three class action complaints were filed in the SDNY on behalf of a putative class of purchasers of VelocityShares Daily Inverse VIX Short Term Exchange Traded Notes linked to the S&P 500 VIX Short-Term Futures Index due December 4, 2030 (XIV ETNs). On August 20, 2018, plaintiffs filed a consolidated amended class action complaint, naming Credit Suisse Group AG and certain affiliates and executives, which asserts claims for violations of Sections 9(a)(4), 9(f), 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder and Sections 11 and 15 of the US Securities Act of 1933 and alleges that the defendants are responsible for losses to investors following a decline in the value of XIV ETNs on February 5, 2018. Defendants moved to dismiss the amended complaint on November 2, 2018. On September 25, 2019, the SDNY granted defendants’ motion to dismiss and dismissed with prejudice all claims against the defendants. On October 18, 2019, plaintiffs filed a notice of appeal. On April 27, 2021, the Second Circuit issued an order affirming in part and vacating in part the SDNY’s September 25, 2019 decision granting defendants’ motion to dismiss with prejudice. On July 1, 2022, plaintiffs filed a motion for class certification. On March 16, 2023, the court denied plaintiffs’ motion to certify two of their three alleged classes and granted plaintiffs' motion to certify their third alleged class. On March 30, 2023, defendants moved for reconsideration and filed a petition for permission to appeal the court's March 16, 2023 class certification decision to the Second Circuit. On April 28, 2023, plaintiffs filed a motion seeking leave to amend their complaint. On May 15, 2023, plaintiffs filed a renewed motion for class certification.
DGAZ litigation
On January 6, 2022, Credit Suisse AG was named in a class action complaint filed in the SDNY brought on behalf of a putative class of short sellers of VelocityShares 3x Inverse Natural Gas Exchange Traded Notes linked to the S&P GSCI Natural Gas Index ER due February 9, 2032 (DGAZ ETNs). The complaint asserts claims for violations of Section 10(b) of the Exchange Act and Rule 10b-5 thereunder and alleges that Credit Suisse is responsible for losses suffered by short sellers following a June 2020 announcement that Credit Suisse would delist and suspend further issuances of the DGAZ ETNs. On July 11, 2022, Credit Suisse AG filed a motion to dismiss. On March 31, 2023, the court granted Credit Suisse AG's motion to dismiss. On May 2, 2023, the court entered an order dismissing the case with prejudice. On June 1, 2023, plaintiff filed a notice of appeal.
Bulgarian former clients matter
Credit Suisse AG has been responding to an investigation by the Swiss Office of the Attorney General (SOAG) concerning the diligence and controls applied to a historical relationship with Bulgarian former clients who are alleged to have laundered funds through Credit Suisse AG accounts. On December 17, 2020, the SOAG brought charges against Credit Suisse AG and other parties. Credit Suisse AG believes its diligence and controls complied with applicable legal requirements and intends to defend itself vigorously. The trial in the Swiss Federal Criminal Court took place in the first quarter of 2022. On June 27, 2022, Credit Suisse AG was convicted in the Swiss Federal Criminal Court of certain historical organizational inadequacies in its anti-money laundering framework and ordered to pay a fine of CHF 2 million. In addition, the court seized certain client assets in the amount of approximately CHF 12 million and ordered Credit Suisse AG to pay a compensatory claim in the amount of approximately CHF 19 million. On July 5, 2022, Credit Suisse AG appealed the decision to the Swiss Federal Court of Appeals.
SCFF
Credit Suisse has received requests for documents and information in connection with inquiries, investigations, enforcement and other actions relating to the supply chain finance funds (SCFF) matter by FINMA, the FCA and other regulatory and governmental agencies. The Luxembourg Commission de Surveillance du Secteur Financier is reviewing the matter through a third party. Credit Suisse is cooperating with these authorities.
On February 28, 2023, FINMA announced the conclusion of its enforcement proceedings against Credit Suisse in connection with the SCFF matter. In its order, FINMA reported that Credit Suisse had seriously breached applicable Swiss supervisory laws in this context with regard to risk management and appropriate operational structures. While FINMA recognized that Credit Suisse has already taken extensive organizational measures based on its own investigation into the SCFF matter, particularly to strengthen its governance and control processes, and FINMA is supportive of these measures, the regulator has ordered certain additional remedial measures. These include a requirement that the most important (approximately 500) business relationships must be reviewed periodically and holistically at the Executive Board level, in particular for counterparty risks, and that Credit Suisse must set up a document defining the responsibilities of approximately 600 of its highest-ranking managers. FINMA will appoint an audit officer to assess compliance with these supervisory measures. Separate from the enforcement proceeding regarding Credit Suisse, FINMA has opened four enforcement proceedings against former managers of Credit Suisse.
On May 30, 2023, FINMA opened an enforcement proceeding against Credit Suisse in order to confirm compliance with supervisory requirements in response to inquiries from FINMA’s enforcement division in the SCFF matter.
The Attorney General of the Canton of Zürich has initiated a criminal procedure in connection with the SCFF matter. In such procedure, while certain former and active Credit Suisse employees, among others, have been named as accused persons, Credit Suisse itself is not a party to the procedure.
Certain civil actions have been filed by fund investors and other parties against Credit Suisse and/or certain officers and directors in various jurisdictions, which make allegations including mis-selling and breaches of duties of care, diligence and other fiduciary duties. Certain investors and other private parties have also filed criminal complaints against Credit Suisse and other parties in connection with this matter.
Archegos
Credit Suisse has received requests for documents and information in connection with inquiries, investigations and/or actions relating to Credit Suisse’s relationship with Archegos Capital Management (Archegos), including from FINMA (assisted by a third party appointed by FINMA), the DOJ, the SEC, the US Federal Reserve, the US Commodity Futures Trading Commission (CFTC), the US Senate Banking Committee, the Prudential Regulation Authority (PRA), the FCA, COMCO, the Hong Kong Competition Commission and other regulatory and governmental agencies. Credit Suisse is cooperating with the authorities in these matters.
On July 24, 2023, the US Federal Reserve and the PRA announced resolutions of their investigations of Credit Suisse’s relationship with Archegos.
UBS Group AG, Credit Suisse AG, Credit Suisse Holdings (USA) Inc., and Credit Suisse AG, New York Branch entered into an Order to Cease and Desist with the Board of Governors of the
Federal Reserve System. Under the terms of the order, Credit Suisse agreed to pay a civil money penalty of USD 269 million and to undertake certain remedial measures relating to counterparty credit risk management, liquidity risk management and non-financial risk management, as well as enhancements to board oversight and governance.
CSI and CSSEL entered into a settlement agreement with the PRA providing for the resolution of the PRA’s investigation, following which the PRA published a Final Notice imposing a financial penalty of GBP 87 million on CSI and CSSEL for breaches of various of the PRA’s Fundamental Rules.
FINMA also entered a decree dated July 14, 2023 announcing the conclusion of its enforcement proceeding, finding that Credit Suisse had seriously violated financial market law in connection with its business relationship with Archegos and ordering remedial measures directed at Credit Suisse AG and UBS Group AG, as the legal successor to Credit Suisse Group AG. These include a requirement that UBS Group AG apply its restrictions on its own positions relating to individual clients throughout the financial group, as well as adjustments to the compensation system of the entire financial group to provide for bonus allocation criteria that take into account risk appetite. FINMA also announced it has opened enforcement proceedings against a former Credit Suisse manager in connection with this matter.
On April 16, 2021, Credit Suisse Group AG and certain current and former executives were named in a putative class action complaint filed in the SDNY by a holder of Credit Suisse American Depositary Receipts, asserting claims for violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder, alleging that defendants violated US securities laws by making material misrepresentations and omissions regarding Credit Suisse’s risk management practices, including with respect to the Archegos matter. On September 16, 2022, the parties reached an agreement to settle all claims. On December 23, 2022 and May 11, 2023, respectively, the court entered an order granting preliminary and final approval to the parties’ agreement to settle all claims.
Additional civil actions relating to Credit Suisse’s relationship with Archegos have been filed against Credit Suisse and/or certain officers and directors, including claims for breaches of fiduciary duties.
Credit Suisse financial disclosures
Three putative securities class action complaints have been filed in the US District Court for the District of New Jersey (DNJ) against Credit Suisse Group AG and current and former directors, officers, and executives, alleging that defendants made misleading statements regarding customer outflows in late 2022. Two of the complaints also include allegations relating to financial reporting controls and Credit Suisse Group AG’s merger with UBS Group AG. On July 7, 2023, the DNJ transferred the cases to the SDNY.
Credit Suisse has received requests for documents and information from regulatory and governmental agencies in connection with inquiries, investigations and/or actions relating to these matters, as well as for other statements regarding Credit Suisse’s financial condition, including from the SEC, the DOJ and FINMA. Credit Suisse is cooperating with the authorities in these matters.
Merger-related litigation
On May 28, 2023 and June 7, 2023, certain Credit Suisse AG affiliates, as well as current and former directors, officers, and executives were named in two putative class action complaints in the SDNY alleging that a series of scandals and misconduct led to a loss of shareholder value and, eventually, Credit Suisse Group AG’s merger with UBS Group AG. KPMG and KPMG employees are also named as defendants. The complaints allege breaches of fiduciary duty under Swiss law, and civil RICO claims under United States federal law.
On June 20, 2023, a putative class action complaint was filed in the EDNY against various former Credit Suisse directors, officers, and executives on behalf of a purported class of those who held Credit Suisse additional tier 1 capital notes between January 12, 2023 and March 19, 2023. The complaint asserts direct claims under Swiss law.